Inventories (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Merchandise in stores CNY	Dec. 31, 2012 Merchandise in stores CNY	Dec. 31, 2013 Merchandise in warehouses CNY	Dec. 31, 2012 Merchandise in warehouses CNY
Inventory [Line Items]
Inventories	$ 91,148	551,783	478,483	408,216	324,947	143,567	153,536